Shareholder Report, Holdings (Details)	Oct. 31, 2024
Defiance Daily Target 2X Long AVGO ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap, Maturity: 09/19/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap, Maturity: 10/28/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap, Maturity: 11/10/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Defiance Daily Target 2X Long AVGO ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Defiance Daily Target 2X Long AVGO ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Defiance Daily Target 2X Long LLY ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap, Maturity: 11/10/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap, Maturity: 09/05/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
Defiance Daily Target 2X Long LLY ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Defiance Daily Target 2X Long LLY ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Defiance Daily Target 2X Long MSTR ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Defiance Daily Target 2X Long MSTR ETF | MicroStrategy, Inc. - Class A Swap, Maturity: 09/12/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Defiance Daily Target 2X Long MSTR ETF | MicroStrategy, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Defiance Daily Target 2X Long MSTR ETF | MicroStrategy, Inc. - Class A Swap, Maturity: 09/19/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
Defiance Daily Target 2X Long MSTR ETF | MicroStrategy, Inc. - Class A Swap, Maturity: 10/22/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Defiance Daily Target 2X Long MSTR ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Defiance Daily Target 2X Long MSTR ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Defiance Daily Target 2X Long SMCI ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap, Maturity: 10/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap, Maturity: 09/26/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(48.90%)
Defiance Daily Target 2X Long SMCI ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.00%
Defiance Daily Target 2X Long SMCI ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Defiance Daily Target 2X Long Uranium ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Defiance Daily Target 2X Long Uranium ETF | Global X Uranium ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Defiance Daily Target 2X Long Uranium ETF | Global X Uranium ETF Swap, Maturity: 11/10/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Defiance Daily Target 2X Long Uranium ETF | Global X Uranium ETF Swap, Maturity: 05/27/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Defiance Daily Target 2X Long Uranium ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%
Defiance Daily Target 2X Long Uranium ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Defiance Daily Target 2X Short MSTR ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Defiance Daily Target 2X Short MSTR ETF | MicroStrategy, Inc. - Class A Swap, Maturity: 11/25/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance Daily Target 2X Short MSTR ETF | MicroStrategy, Inc. - Class A Swap, Maturity: 09/18/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Defiance Daily Target 2X Short MSTR ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%

[1]	Less than -0.05% of net assets.